To: Compliance / Regulatory Filings File

From: Alpha Growth Management, LLC

Date: December 17, 2025

Re: Material Weakness in Internal Control Over Valuation – SPV Investment

Appendix A – Form N-CEN Support Appendix

Nature of Item: Internal Control Over Financial Reporting – Valuation

Description: During the reporting period, the independent auditors for the registrant identified a material weakness in internal control over valuation related to an SPV investment containing a non-performing credit-linked component. The control deficiency related to impairment thresholds and documentation supporting valuation conclusions at the component level.

Impact: The matter did not involve asset custody, existence, or fraud, and no intentional misstatement was identified.

Remediation: The registrant implemented enhanced valuation policies, governance oversight, and documentation standards to require conservative impairment treatment for non-performing credit exposures. Remediation is complete and operating effectively.

Status: Remediated.